Investment properties (Tables)	12 Months Ended
Dec. 31, 2021
Investment properties
Schedule of investment properties

	2020	2021
	RMB’000	RMB’000
Cost
At 1 January	27,824	—
Additions	—	—
Transfer to owner-occupied property	(27,824)	—
At 31 December	—	—
Accumulated depreciation
At 1 January	(12,451)	—
Charge for the year	(1,043)	—
Transfer to owner-occupied property	13,494	—
At 31 December	—	—
Net book amount	—	—

Schedule of amounts recognised in consolidated income statement for investment properties	Amounts recognised in the consolidated income statement for investment properties:

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Rental income	1,401	851	—